Financial Instrument Risk - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Of Series B Preferred Shares [Member] | Embedded Derivatives Notes Debt [Member]
Financial Instruments Risk [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	20.00%	20.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	20.00%	20.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 36.1	$ 30.0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 36.1	$ 30.0
Discount rate, measurement input [member] | Embedded Derivatives Notes Debt [Member]
Financial Instruments Risk [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%	1.00%
Discount rate, measurement input [member] | Series X Embedded And Cantor Loan Derivatives [Member]
Financial Instruments Risk [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%	1.00%
Historical volatility for shares, measurement input [member] | Embedded Derivatives Notes Debt [Member]
Financial Instruments Risk [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Historical volatility for shares, measurement input [member] | Series X Embedded And Cantor Loan Derivatives [Member]
Financial Instruments Risk [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Fair Value Of Common Shares [Member] | Series X Embedded And Cantor Loan Derivatives [Member]
Financial Instruments Risk [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	20.00%	20.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	20.00%	20.00%